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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust (formerly Gardner Lewis Investment Trust)
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700 Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:
Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2016 (Unaudited)

Common Stocks - 90.1%	Shares	Value
Consumer Discretionary - 23.9%
Automobiles - 1.0%
Tesla Motors, Inc. *	1,363	$320,019

Distributors - 1.3%
LKQ Corporation *	11,695	402,191

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corporation	8,475	491,974

Internet & Catalog Retail - 6.0%
Amazon.com, Inc. *	1,990	1,510,032
Ctrip.com International Ltd. - ADR *	6,823	297,960
		1,807,992
Media - 8.6%
Liberty Broadband Corporation - Series A *	2,841	178,443
Liberty Broadband Corporation - Series C *	3,966	251,087
Liberty Global plc - Class A *	10,035	318,210
Liberty SiriusXM Group - Series A *	15,199	543,364
Liberty SiriusXM Group - Series C *	15,168	534,672
Walt Disney Company (The)	8,050	772,398
		2,598,174
Specialty Retail - 2.8%
TJX Companies, Inc. (The)	10,530	860,512

Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc.	9,838	424,116

Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, inc. *	4,600	357,190

Consumer Staples - 3.2%
Food & Staples Retailing - 3.2%
Costco Wholesale Corporation	5,895	985,762

Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
EOG Resources, Inc.	12,648	1,033,341
Pioneer Natural Resources Company	6,119	994,766
		2,028,107

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.1% (Continued)	Shares	Value
Financials - 11.6%
Banks - 3.7%
Bank of America Corporation	76,730	$1,111,818

Capital Markets - 4.4%
Goldman Sachs Group, Inc. (The)	8,525	1,353,855

Diversified Financial Services - 3.5%
MasterCard, Inc. - Class A	11,190	1,065,736

Health Care - 12.4%
Biotechnology - 2.8%
Amgen, Inc.	3,391	583,354
Celgene Corporation *	2,326	260,954
		844,308
Health Care Providers & Services - 5.0%
Humana, Inc.	8,770	1,513,263

Pharmaceuticals - 4.6%
Allergan plc *	1,847	467,199
Bristol-Myers Squibb Company	12,395	927,270
		1,394,469
Industrials - 2.4%
Industrial Conglomerates - 2.4%
General Electric Company	23,123	720,050

Information Technology - 28.6%
Internet Software & Services - 11.4%
Alphabet, Inc. - Class C *	2,001	1,538,349
CoStar Group, Inc. *	2,288	475,675
Facebook, Inc. - Class A *	11,509	1,426,425
		3,440,449
IT Services - 2.2%
Fleetcor Technologies, Inc. *	890	134,995
PayPal Holdings, Inc. *	14,427	537,262
		672,257
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	2,296	371,906
Mellanox Technologies Ltd. *	6,907	305,151
QUALCOMM, Inc.	1,755	109,828
		786,885

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 90.1% (Continued)	Shares	Value
Information Technology - 28.6% (Continued)
Software - 7.5%
Electronic Arts, Inc. *	2,005	$153,021
Manhattan Associates, Inc. *	4,714	273,648
Mobileye N.V. *	3,075	147,323
salesforce.com, inc. *	17,582	1,438,208
Ultimate Software Group, Inc. (The) *	1,256	262,630
		2,274,830
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	14,318	1,492,079

Materials - 1.3%
Construction Materials - 1.3%
Vulcan Materials Company	3,080	381,858

Total Common Stocks (Cost $19,860,697)		$27,327,894

Money Market Funds - 10.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.25% (a) (Cost $3,232,399)	3,232,399	$3,232,399

Total Investments at Value - 100.8% (Cost $23,093,096)		$30,560,293

Liabilities in Excess of Other Assets - (0.8%)		(237,536)

Total Net Assets - 100.0%		$30,322,757

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2016.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2016 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (formerly The Chesapeake Core Growth Fund) (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,327,894	$-	$-	$27,327,894
Money Market Funds	3,232,399	-	-	3,232,399
Total	$30,560,293	$-	$-	$30,560,293

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of July 31, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2016:

Cost of portfolio investments	$23,387,929

Gross unrealized appreciation	$7,434,342
Gross unrealized depreciation	(261,978)

Net unrealized appreciation	$7,172,364

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2016, the Fund had 28.6% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 23, 2016

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	September 23, 2016